Segment reporting (Tables)	12 Months Ended
Mar. 31, 2026
Segment Reporting [Abstract]
Schedule of Summary Information By Segment

The following tables present summary information by segment for the years ended March 31, 2026, 2025 and 2024, respectively:

	For the year ended March 31, 2026
	Transportation services	Warehouse subleasing services	Total

Revenues - third parties	$40,677,991	$4,699,986	$45,377,977
Revenues - a related party	253,795	-	253,795
Cost of revenues - third parties	(36,971,662)	(4,398,942)	(41,370,604)
Cost of revenues - related parties	(18,315)	-	(18,315)
Gross profit	3,941,809	301,044	4,242,853
Gross margin	9.6%	6.4%	9.3%
Reconciliation to loss before income taxes
Selling expenses	(479,282)	(437,619)	(916,901)
General and administrative expenses	(2,494,272)	(820,329)	(3,314,601)
Insurance indemnity	135,894	-	135,894
Government subsidies	75,853	48,941	124,794
Unallocated income (expenses)
- Group professional service fees			(222,389)
- Compensation of directors			(32,500)
- Share-based compensation			(816,950)
- Interest expenses, net			(287,422)
- Other income			74,519
Loss before income taxes			$(1,012,703)

Other segment disclosures	Transportation services	Warehouse subleasing services	Total
Depreciation (1)	$70,008	$61,172	$131,180
Capital expenditures	554,858	324,091	878,949
Income tax expenses	(109,724)	(29,676)	(139,400)
Segment assets as of March 31, 2026	$21,424,344	$10,855,477	$32,279,821

	For the year ended March 31, 2025
	Transportation services	Warehouse subleasing services	Total

Revenues - third parties	$34,918,308	$4,787,785	$39,706,093
Revenues - a related party	335,598	-	335,598
Cost of revenues - third parties	(29,756,523)	(4,276,746)	(34,033,269)
Cost of revenues - related parties	(8,581)	-	(8,581)
Gross profit	5,488,802	511,039	5,999,841
Gross margin	15.6%	10.7%	15.0%
Reconciliation to income before income taxes
Selling expenses	(643,448)	(131,036)	(774,484)
General and administrative expenses	(2,069,571)	(485,263)	(2,554,834)
Insurance indemnity	171,718	-	171,718
Government subsidies	16,642	-	16,642
Unallocated income (expenses)
- Audit and other professional fees			(371,314)
- Compensation of a director			(32,000)
- Interest expenses, net			(142,812)
- Other income			58,377
Income before income taxes			$2,371,134

Other segment disclosures	Transportation services	Warehouse subleasing services	Total
Depreciation (1)	$76,825	$11,897	$88,722
Capital expenditures	328,280	69,161	397,441
Income tax expenses	(539,869)	(51,239)	(591,108)
Segment assets as of March 31, 2025	$18,502,486	$6,279,005	$24,781,491

	For the year ended March 31, 2024
	Transportation services	Warehouse subleasing services	Total

Revenues - third parties	$37,295,968	$2,865,097	$40,161,065
Revenues - related parties	282,564	-	282,564
Cost of revenues - third parties	(32,997,049)	(2,427,339)	(35,424,388)
Cost of revenues - related parties	-	(574)	(574)
Gross profit	4,581,483	437,184	5,018,667
Gross margin	12.2%	15.3%	12.4%
Reconciliation to income before income taxes
Selling expenses	(690,873)	(21,465)	(712,338)
General and administrative expenses	(1,954,189)	(819,748)	(2,773,937)
Insurance indemnity	128,442	-	128,442
Government subsidies	27,202	-	27,202
Unallocated (expenses) income
- Audit fees			(90,000)
- Compensation of a director			(8,000)
- Interest expenses, net			(94,908)
- Other income, net			40,361
Income before income taxes			$1,535,489

Other segment disclosures	Transportation services	Warehouse subleasing services	Total
Depreciation (1)	$109,633	$5,517	$115,150
Capital expenditures	7,384	49	7,433
Income tax (expenses) benefit	(457,759)	5,970	(451,789)
Segment assets as of March 31, 2024	$18,573,064	$4,418,387	$22,991,451

(1)	the amounts of depreciation disclosed by reportable segments are included in cost of revenues and general and administrative expenses.